Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Growth and Income Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	3.70%	[1]	12.57%	[1]	11.91%	[1]	10.64%	[1]	May 15, 1991	[1]	18.40%	15.22%	13.88%	10.38%	8.32%	[2]	13.10%	[2]	11.74%	[2]	10.10%	[2]	May 15, 1991	[2]	18.40%	15.22%	13.88%	10.38%	9.91%	13.72%	12.38%	10.69%	May 15, 1991	18.40%	15.22%	13.88%	10.38%	10.36%	14.20%	12.85%	11.00%	May 15, 1991	18.40%	15.22%	13.88%	10.38%	10.44%	14.19%	12.75%	10.96%	May 15, 1991	18.40%	15.22%	13.88%	10.38%	9.61%	13.41%	12.08%	10.43%	May 15, 1991	18.40%	15.22%	13.88%	10.38%	10.20%	14.02%	12.67%	10.93%	May 15, 1991	9.09%	12.56%	11.52%	9.81%	May 15, 1991	6.75%	10.95%	10.28%	9.26%	May 15, 1991	18.40%	15.22%	13.88%	10.38%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.